Warrants	9 Months Ended
Sep. 30, 2020
Warrants Disclosure [Abstract]
Warrants
14. Warrants
(a) Warrants to purchase preferred shares
In connection with the issuance of the Series B Preferred Shares on September 22, 2017, 5,633,780 Series B Warrants were issued to Series B preferred shareholders, which provided the holders the right to purchase
Series B-2 Preferred
Shares.
In connection with the Company’s Series B Onshore Financing that took place on September 25, 2017, 2,620,842 Series B Warrants were issued to Series B Onshore Investors, which provided the holders the right to purchase
Series B-2 Preferred
Shares.
During the period from June 29, 2018 to July 6, 2018, 3,301,849 Series B Warrants (representing Tranche I of Series B Warrants) were exercised to purchase 3,301,849
Series B-2 Preferred
Shares with proceeds of US$20,000 (equivalent to approximately RMB132,332).
On July 6, 2018, the Series B Warrants holders agreed that the Series B Warrants shall be divided into two tranches and exercisable in accordance with different time schedules, such that: (i) the holders have exercised part of the Series B Warrants in the total consideration of US$20,000 (“Tranche I of Series B Warrants”) and 3,301,849
Series B-2 Preferred
Shares of the Company in aggregate have been newly issued to such holders on a pro rata basis; (ii) only when the Company fails to submit a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the Warrant Holders may exercise the remaining part of Series B Warrants, in the total consideration of US$30,000 (“Tranche II of Series B Warrants”) and 4,952,773
Series B-2 Preferred
Shares of the Company in aggregate will be issued to such holders on a pro rata basis; (iii) provided that the Company successfully submits a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the holders shall unconditionally and irrevocably waive and cancel Tranche II of Series B Warrants; and (iv) the Tranche II of Series B Warrants may only be concurrently exercised by all the Warrant Holders in one lump. This is considered to be a modification to Series B Warrants.
According to the confirmations issued by the Company’s Series B Warrants holders in July 2019, the holders of Series B Warrants has unconditionally and irrevocably waived and cancelled the Tranche II of Series B Warrants. The fair value gain of warrants for the nine months ended September 30, 2019 and 2020 was amounting to RMB5,609 and nil, respectively.
Accounting of warrants for purchase preferred shares
The warrant is a freestanding instrument and is recorded as liability in accordance with ASC 480,
 Distinguishing Liabilities from Equity
.
As the Company’s issuance of warrants were bundled with other instruments (such as convertible preferred shares, convertible promissory notes, etc.), out of total considerations, the warrants are initially recognized at fair value and the remaining were allocated to other instruments on a relative fair value basis (if applicable). The fair value changes of the warrants (including the fair value changes arising from modification of warrants) up to the time of exercise or termination were recognized in earnings. Upon exercise, the total carrying value of the associated warrant liabilities was reclassified into the carrying value of the Preferred Shares into which it was converted.
The Company determined the fair value of the warrants with the assistance of an independent third-party valuation firm.
(b) Warrants to purchase ordinary shares
As mentioned in Note 11, on September 3, 2020, the Group entered into definitive subscription agreements with the Investors to raise approximately US$418 million through a private placement, which comprises the Investor Warrants to subscribe for an aggregate of 5,341,267 ordinary shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS.
The Subscription Agreement with the Hillhouse entities contemplates two closings. In the first closing occurred on September 11, 2020, the Investor Warrants were issued with fixed exercise prices of US$45.00 per ADS (equivalent to US$19.57 per share) and lives of one year. The number of common share purchasable upon exercise of the Investor Warrants shall be proportionally adjusted to reflect any share dividend, share split, combination of shares or reverse share split, or other similar event affecting the number of outstanding common shares.
Accounting for warrants to purchase ordinary shares
The Investor Warrants are regarded as indexed to the Company’s own stock and were classified as equity and initially measured at fair value and subsequent changes in fair value are not recognized as long as the Investor Warrants continue to be classified as equity. The estimated fair value of the Investor Warrants was RMB71,874 as shown below, which were used to determine the allocation of the total proceeds for the sale of ordinary shares between the Investor Warrants and ordinary shares.

	Terms	Exercise Price per share US$	Outstanding Units	Fair value at September 11, 2020 RMB’000
Warrants to purchase ordinary shares (first closing)	12 months	19.57	3,744,032	71,874
The Group determined the fair value of the warrants with the assistance of an independent third-party valuation firm. The Group used the binomial model to estimate the fair value of the warrant on September 11, 2020 when the Investor Warrants were issued using the following assumptions:

As of September 11,
2020
Risk-free rate of return	0.12%
Maturity date	September 11, 2021
Estimated volatility rate	60.72%
Exercise price	US$19.57
The model requires the input of assumptions including the risk-free rate of return, maturity date and estimated volatility rate. The risk-free rate for periods within the contractual life is based on the US treasury strip bond with maturity similar to the maturity of the warrants as of valuation dates plus a China country risk premium. For expected volatilities, the Group has made reference to the historical daily stock prices volatilities of ordinary shares of several comparable companies in the same industry as the Group.